Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Details) [Line Items]
Fair value	$ 65,531	$ 82,585
Repurchase Agreement and Securities Lending [Member]
Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Details) [Line Items]
Fair value	$ 85,322	$ 288,523